UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS Strategic High Yield Tax-Free Fund

Class A: NOTAX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.84%

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRS-A

R-103931-1 (01/25)

DWS Strategic High Yield Tax-Free Fund

Class C: NOTCX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.58%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRS-C

R-103931-1 (01/25)

DWS Strategic High Yield Tax-Free Fund

Class S: SHYTX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$31	0.59%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRS-S

R-103931-1 (01/25)

DWS Strategic High Yield Tax-Free Fund

Institutional Class: NOTIX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.59%

Gross expense ratio as of the latest prospectus: 0.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRS-I

R-103931-1 (01/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2024
Semiannual Financial Statements and Other Information
DWS Strategic High Yield Tax-Free Fund

Contents
3	Investment Portfolio
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
40	Shareholders Meeting Results
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Strategic High Yield Tax-Free Fund

Investment Portfolioas of November 30, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 97.6%
Alabama 0.4%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	854,795
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,285,820
		2,140,615
Arizona 3.8%
Arizona, Health Facilities Authority Revenue:
Series B, MUNIPSA + 0.25%, 3.43% (a), 1/1/2046	1,665,000	1,643,700
Series B, Prerefunded, MUNIPSA + 0.25%, 3.43% (a), 1/1/2046	65,000	64,607
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.0%, 6/15/2064	1,000,000	994,852
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series B, Prerefunded, MUNIPSA + 0.25%, 3.43% (a), 1/1/2046	320,000	319,082
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,643,182
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,004,186
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,037,438
Series G, 144A, 5.0%, 7/1/2051	550,000	551,296
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,006,369
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,400,000	1,541,937
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029 (b)	2,000,000	2,049,730
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,032,034
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC, Series A, 5.0%, 7/1/2037	2,000,000	2,053,536
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,713,327
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	3

	Principal Amount ($)	Value ($)
144A, 5.0%, 6/15/2049	1,030,000	1,029,256
144A, 5.0%, 6/15/2052	710,000	697,223
		19,381,755
California 7.2%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,135,000	1,090,165
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,500,000	3,800,368
Series A, 144A, 5.0%, 7/1/2051	750,000	738,045
California, General Obligation, Series A-1, 2.0% (c), 12/2/2024, LOC: Barclays Bank PLC	200,000	200,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	5,000,000	561,352
Series B-1, 3.85%, 6/1/2050	2,190,000	2,033,209
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (a), 1/1/2050	2,000,000	2,060,936
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,173,369
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,280,232
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,542,619
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,254,238
4.0%, 9/1/2046	3,825,000	3,450,145
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	4,180,000	4,442,043
California, State Public Finance Authority Revenue, ENSO Village Project, Series A, 144A, 5.0%, 11/15/2046	215,000	209,954
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,900,000	1,900,143
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,160,000	1,082,887
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2037	2,375,000	2,632,022
		36,451,727
The accompanying notes are an integral part of the financial statements.

4	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Colorado 5.2%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,899,394
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5% 12/1/2049 (d)	2,000,000	1,360,213
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,691,395
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	5,315,000	5,621,722
Colorado, St. Vrain Lakes Metropolitan District No. 4, General Obligation, Series A, 144A, 0%–6.75% 9/20/2054 (d)	2,500,000	1,829,163
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2037	1,695,000	1,695,340
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,053,245
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict B, Series A, 144A, 5.75%, 12/1/2054	2,000,000	2,051,514
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	414,844
Series B, AMT, 5.5%, 11/15/2042	335,000	377,677
Series B, AMT, 5.5%, 11/15/2043	335,000	376,248
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	509,900
5.0%, 12/1/2034	1,000,000	1,018,768
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,635,000	1,653,500
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	521,611
4.0%, 12/1/2051	1,590,000	1,385,430
		26,459,964
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority, Series V-1, 2.65% (c), 12/2/2024	300,000	300,000
District of Columbia 2.2%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,383,487
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	1,012,243
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	5

	Principal Amount ($)	Value ($)
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue:
Series B, 3.0%, 10/1/2050, INS: AGMC	1,395,000	1,096,421
Series B, 5.0%, 10/1/2047	5,600,000	5,810,257
		11,302,408
Florida 10.6%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,299,443
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044 * (e)	1,722,553	22,221
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,344,482
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	243,456
Series A-1, 5.0%, 10/1/2033	230,000	242,658
Series A-1, 5.0%, 10/1/2034	230,000	241,778
Series A-1, 5.0%, 10/1/2035	115,000	120,449
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	185,000	186,472
Series A-1, 5.0%, 11/1/2058	295,000	295,832
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,826,600
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,189,950
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,095,723
Series A, 144A, 6.375%, 5/1/2053	800,000	840,224
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032	2,860,000	3,052,334
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	1,750,000	1,827,207
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	77,934
Series B, 5.0%, 7/1/2042	80,000	83,130
Series A-1, 5.0%, 7/1/2051	70,000	71,500
Series B, 5.0%, 7/1/2051	115,000	117,464
The accompanying notes are an integral part of the financial statements.

6	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Series A-1, 5.0%, 2/1/2057	100,000	101,636
Series B, 5.0%, 7/1/2057	120,000	121,964
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	504,826
Series A, 5.0%, 2/15/2048	1,150,000	1,150,704
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	745,957
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,999,818
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,256,339
4.0%, 10/1/2049	1,905,000	1,671,416
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,300,000	1,248,392
Florida, Village Community Development District No. 12, Special Assessment Revenue, 4.375%, 5/1/2050	1,880,000	1,852,131
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	1,665,000	1,283,350
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,565,000	2,680,691
Florida, Village Community Development District No. 15, Special Assessment, 144A, 4.8%, 5/1/2055	200,000	201,729
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	715,000	742,948
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	1,500,000	1,703,013
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,991,247
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,984,172
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 5.0%, 10/1/2036	1,750,000	1,902,009
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	1,500,000	1,605,748
Osceola County, FL, Transportation Revenue:
Series A2, Zero Coupon, 10/1/2049	3,400,000	1,021,556
Series A2, Zero Coupon, 10/1/2051	4,775,000	1,290,031
Series A2, Zero Coupon, 10/1/2054	4,570,000	1,049,501
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	7

	Principal Amount ($)	Value ($)
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	383,024
Series C, 7.625%, 5/15/2058	455,000	515,009
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	448,457
Series A, 5.5%, 11/15/2049	3,300,000	3,302,725
		53,937,250
Georgia 2.1%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,325,097
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,309,181
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,387,954
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A” , Series 1, 144A, 0%–6.5% 12/15/2048 (d)	1,750,000	1,508,817
		10,531,049
Illinois 4.7%
Chicago, IL, Board of Education, Series A, 6.0%, 12/1/2049	1,400,000	1,524,899
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	2,180,000	2,260,708
Chicago, IL, O’Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053	1,665,000	1,823,245
Series A, AMT, 5.5%, 1/1/2059	665,000	727,065
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	2,645,000	2,596,745
Series E, 5.25%, 10/1/2052	3,405,000	3,577,374
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.9% (c), 12/6/2024, LOC: BMO Harris Bank NA	700,000	700,000
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (e)	7,935,000	1,983,750
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,537,797
Series A, 5.0%, 12/1/2042	3,610,000	3,705,904
The accompanying notes are an integral part of the financial statements.

8	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
5.5%, 5/1/2039	1,535,000	1,674,370
5.75%, 5/1/2045	1,470,000	1,612,489
		23,724,346
Indiana 1.5%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,709,530
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	665,000	691,154
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	647,830
Series E, 6.125%, 3/1/2057	300,000	327,213
Series F, 7.75%, 3/1/2067	2,000,000	2,292,065
		7,667,792
Iowa 1.2%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	455,000	512,577
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,949,628
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	210,000	199,445
Iowa, Tobacco Settlement Authority Revenue, “2” , Series B-2, Zero Coupon, 6/1/2065	3,555,000	552,552
		6,214,202
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,065,000	1,066,764
Kentucky 1.5%
Kenton County, KY, Airport Board Revenue:
Series A, AMT, 5.25%, 1/1/2049	1,000,000	1,072,720
Series A, AMT, 5.25%, 1/1/2054	1,800,000	1,930,183
Kentucky, Public Energy Authority Revenue, Series B, 5.0% (a), 1/1/2055, GTY: BP Corp. North America, Inc.	3,000,000	3,229,436
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,301,430
		7,533,769
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)
Louisiana 0.9%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,280
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	4,400,667
		4,410,947
Maryland 0.8%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AGMC	3,500,000	3,696,374
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.84% (c), 12/6/2024, LOC: PNC Bank NA	500,000	500,000
		4,196,374
Massachusetts 1.1%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.0%, 7/1/2037	870,000	758,951
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.8% (c), 12/6/2024, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 3.1% (c), 12/2/2024, LOC: TD Bank NA	105,000	105,000
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	450,000	374,657
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	90,000	88,391
Series B, AMT, 4.25%, 7/1/2044	3,800,000	3,741,483
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 2.6% (c), 12/2/2024	100,000	100,000
		5,668,482
Michigan 0.8%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,500,000	1,329,430
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue:
“1", Series A, 4.0%, 6/1/2049	1,000,000	904,189
Series A2, 5.0%, 6/1/2040	1,770,000	1,853,938
		4,087,557
Minnesota 1.8%
Minnesota, Minneapolis-St Paul Metropolitan Airports Commission Revenue,, Series B, AMT, 5.25%, 1/1/2049	2,500,000	2,705,270
The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	3,645,000	3,773,273
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	1,895,000	1,720,001
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	1,110,000	1,193,859
		9,392,403
Missouri 1.6%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,378,228
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, 4.0%, 2/1/2042	1,450,000	1,375,531
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	3,875,000	3,317,268
		8,071,027
Nevada 1.6%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125% (a), 1/1/2050	1,700,000	1,751,793
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	500,000	536,766
Series A, AMT, 5.25%, 7/1/2054	400,000	426,336
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,037,163
5.0%, 7/1/2045	1,000,000	1,024,859
5.0%, 7/1/2051	1,000,000	1,017,942
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	14,000,000	2,135,140
		7,929,999
New Jersey 2.6%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	443,974
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	462,335
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	3,059,047
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,510,012
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	645,000	611,012
Series B, AMT, 3.5%, 12/1/2039	1,110,000	1,072,445
Series B, AMT, 4.25%, 12/1/2045	1,450,000	1,448,044
Series C, AMT, 5.0%, 12/1/2053	605,000	610,716
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,060,000	1,099,855
New Jersey, Transportation Trust Fund Authority, Series BB, 4.0%, 6/15/2040	2,025,000	2,044,036
		13,361,476
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	2,460,000	2,225,624
New York 7.1%
Buffalo & Erie County, NY, Industrial Land Development Corp., D’Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,079,798
Series A, 4.0%, 11/1/2050	2,500,000	2,102,868
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	4,750,000	4,398,313
New York, Metropolitan Transportation Authority Revenue, Series E-1, 3.15% (c), 12/2/2024, LOC: Barclays Bank PLC	100,000	100,000
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	1,565,000	1,686,718
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,396,592
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	474,055
AMT, 4.0%, 12/1/2042	1,200,000	1,173,295
AMT, 5.375%, 8/1/2036	900,000	949,439
AMT, 5.375%, 6/30/2060	2,085,000	2,181,775
AMT, 5.5%, 6/30/2054	2,000,000	2,148,329
AMT, 6.0%, 6/30/2054	250,000	272,921
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	2,800,000	2,627,106
The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	4,340,000	3,915,260
Series E-1, 3.0%, 11/1/2039	2,355,000	2,127,931
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D, 5.0%, 5/1/2050	4,000,000	4,402,760
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	2,236,608
New York, NY, General Obligation, Series 2, 3.5% (c), 12/2/2024	500,000	500,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (e)	2,125,000	1,275,000
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AGMC	1,000,000	1,125,448
		36,174,216
North Carolina 2.6%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group:
Series E, 3.15% (c), 12/2/2024, LOC: Royal Bank of Canada	3,700,000	3,700,000
Series B, 3.2% (c), 12/2/2024	7,000,000	7,000,000
Series H, 3.2% (c), 12/2/2024	1,700,000	1,700,000
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	550,000	560,846
		12,960,846
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	315,000	329,915
Ohio 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	4,300,000	3,943,339
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,251,740
Series A, 5.0%, 1/1/2052	1,000,000	982,481
Series A, 5.75%, 1/1/2053	380,000	402,883
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	1,575,000	1,596,644
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,791,467
		13,968,554
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,581,018
Series A, 5.5%, 8/15/2041	1,360,000	1,430,900
Series A, 5.5%, 8/15/2044	1,445,000	1,498,928
		4,510,846
Pennsylvania 2.2%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	377,000	371,591
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	906,549
5.25%, 7/1/2041	900,000	904,048
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,470,000	2,142,212
AMT, 4.125%, 6/1/2045	2,898,000	2,865,866
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS : AGC	1,800,000	1,997,538
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 145A, 6.0%, 10/1/2054	1,000,000	1,095,977
Pennsylvania, State Turnpike Commission Revenue, Series A-1, 5.0%, 12/1/2041	20,000	20,234
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	746,994
		11,051,009
Rhode Island 0.6%
Rhode Island, Student Loan Authority Revenue, Series A, AMT, 4.125%, 12/1/2043	3,200,000	3,127,805
South Carolina 1.1%
South Carolina, Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	1,000,000	960,502
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	559,589
The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,800,212
Series A, 4.0%, 12/1/2052	2,160,000	2,093,469
		5,413,772
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,728,621
Tennessee 2.2%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	1,000,000	964,323
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	1,325,000	1,353,449
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,276,163
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	631,189
Tennessee, Chattanooga Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2054	2,500,000	2,718,918
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 0%–4.0% 4/1/2031 (d)	750,000	704,183
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,200,000	1,290,735
		10,938,960
Texas 9.1%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,194,922
Zero Coupon, 1/1/2032	3,500,000	2,706,448
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	2,985,000	3,025,059
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	3,015,000	3,024,906
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	1,275,000	1,302,517
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039 (b)	2,340,000	2,527,822
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,197,127
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	3,441,752
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	391,060
Series A, 5.0%, 10/1/2051	735,000	600,591
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	172,987
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	236,669
Series A, 5.0%, 8/1/2038	2,830,000	2,837,287
Texas, Arlington Higher Education Finance Corp. Revenue, BASIS Texas Charter Schools, Inc., 144A, 5.0%, 6/15/2064	500,000	501,051
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030	4,040,000	4,039,628
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,519,290
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,617,756
Texas, State General Obligation, 2.9% (c), 12/6/2024	2,185,000	2,185,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	1,635,000	1,677,069
Texas, Via Metropolitan Transit Advanced Transportation District, Sales Tax Revenue, 4.0%, 8/1/2054	4,500,000	4,348,048
		46,546,989
Utah 0.8%
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,853,058
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael’s College Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,931,627
Virginia 2.8%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,469,565
The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041	11,070,000	27,675
Series B, 2.25%, 9/1/2041 (e) (f)	7,416,000	2,595,600
144A, 3.0%, 9/1/2045 (e) (f)	2,284,000	799,400
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,416,253
144A, 5.0%, 9/1/2045	4,650,000	4,651,889
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,121,217
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,000,000	985,175
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	879,390
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	430,000	444,412
		14,390,576
Washington 2.7%
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	360,000	386,949
Spokane County, WA, Airport Revenue, Series B, AMT, 5.25%, 1/1/2054	5,000,000	5,381,107
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AGMC	4,120,000	3,317,083
Series B, 3.0%, 7/1/2058	2,080,000	1,458,596
Washington, State Housing Finance Commission, Panorama Project, 2.85% (c), 12/6/2024, LOC: Wells Fargo Bank NA	335,000	335,000
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	725,000	630,206
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,340,343
Series A, 144A, 5.0%, 7/1/2053	1,100,000	825,307
		13,674,591
Wisconsin 6.0%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,129,951
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Series B, 5.0%, 7/1/2048	1,910,000	1,679,277
Series B, 5.0%, 7/1/2053	1,875,000	1,606,476
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,260,268
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, 6.25%, 9/1/2046 (b)	205,000	212,431
Series B, 144A, 9.75%, 9/1/2054 (b)	200,000	212,408
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,999,974
5.0%, 7/1/2052	1,000,000	999,936
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	518,451
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,664,480
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 144A, 4.0%, 12/1/2051	1,290,000	1,136,399
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	234,482
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,318
144A, Prerefunded, 4.0%, 4/1/2052	15,000	15,954
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	597,613
144A, 5.75%, 5/1/2054	3,490,000	3,098,646
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,356,632
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	987,889
		30,716,585
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	681,706
Puerto Rico 3.6%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,932,305
The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,496,357
Series A1, 4.0%, 7/1/2033	1,255,987	1,252,241
Series A1, 4.0%, 7/1/2035	230,098	227,742
Series A1, 4.0%, 7/1/2037	2,007,160	1,971,645
Series A1, 4.0%, 7/1/2041	2,098,773	2,022,214
Series A1, 5.375%, 7/1/2025	142,352	143,958
Series A1, 5.625%, 7/1/2027	282,516	295,689
Series A1, 5.75%, 7/1/2031	269,953	301,130
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	6,800,000	6,806,433
Series A-1, 5.0%, 7/1/2058	1,000,000	1,004,514
		18,454,228
Total Municipal Investments (Cost $504,315,698)		496,509,434
Corporate Bonds 0.7%
Consumer Discretionary 0.3%
Grand Canyon University, 5.125%, 10/1/2028	1,570,000	1,484,492
Industrials 0.4%
Brightline East LLC, 144A, 11.0%, 1/31/2030	2,500,000	2,341,930
Total Corporate Bonds (Cost $3,845,988)		3,826,422

	Shares	Value ($)
Closed-End Investment Companies 1.0%
Nuveen Quality Municipal Income Fund (Cost $5,256,880)	412,000	5,063,480
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.03% (g) (Cost $3,526)	3,525	3,526

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $513,422,092)	99.3	505,402,862
Other Assets and Liabilities, Net	0.7	3,480,632
Net Assets	100.0	508,883,494

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	19

(a)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued or delayed delivery securities included.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2024. Date shown reflects the earlier of demand date or stated maturity date.

(d)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)	Security currently paying partial interest. The rate shown represents 40% of the original coupon rate.
(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic High Yield Tax-Free Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$496,509,434	$—	$496,509,434
Corporate Bonds (a)	—	3,826,422	—	3,826,422
Closed-End Investment Companies	5,063,480	—	—	5,063,480
Open-End Investment Companies	3,526	—	—	3,526
Total	$5,067,006	$500,335,856	$—	$505,402,862

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	21

Statement of Assets and Liabilities
as of November 30, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $513,422,092)	$505,402,862
Receivable for investments sold	1,402,000
Receivable for Fund shares sold	346,614
Dividends receivable	31,106
Interest receivable	7,757,959
Other assets	44,121
Total assets	514,984,662
Liabilities
Payable for investments purchased — when-issued/delayed-delivery securities	4,903,662
Payable for Fund shares redeemed	421,430
Distributions payable	348,182
Accrued management fee	148,266
Accrued Trustees' fees	8,240
Other accrued expenses and payables	271,388
Total liabilities	6,101,168
Net assets, at value	$508,883,494
Net Assets Consist of
Distributable earnings (loss)	(134,572,528)
Paid-in capital	643,456,022
Net assets, at value	$508,883,494
The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities as of November 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($155,847,545 ÷ 14,252,603 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.93
Maximum offering price per share (100 ÷ 97.25 of $10.93)	$11.24
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,214,004 ÷ 384,944 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.95
Class S
Net Asset Value, offering and redemption price per share ($240,113,864 ÷ 21,941,191 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.94
Institutional Class
Net Asset Value, offering and redemption price per share ($108,708,081 ÷ 9,929,344 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.95
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	23

Statement of Operations
for the six months ended November 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$12,393,305
Dividends	186,636
Total income	12,579,941
Expenses:
Management fee	1,084,251
Administration fee	241,744
Services to shareholders	251,878
Distribution and service fees	210,860
Custodian fee	4,392
Professional fees	39,650
Reports to shareholders	24,217
Registration fees	32,331
Trustees' fees and expenses	11,834
Other	25,777
Total expenses before expense reductions	1,926,934
Expense reductions	(248,996)
Total expenses after expense reductions	1,677,938
Net investment income	10,902,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(3,448,609)
Change in net unrealized appreciation (depreciation) on investments	25,251,269
Net gain (loss)	21,802,660
Net increase (decrease) in net assets resulting from operations	$32,704,663
The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic High Yield Tax-Free Fund

Statements of Changes in Net Assets
	Six Months Ended November 30, 2024	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$10,902,003	$20,830,472
Net realized gain (loss)	(3,448,609)	(12,767,192)
Change in net unrealized appreciation (depreciation)	25,251,269	19,834,645
Net increase (decrease) in net assets resulting from operations	32,704,663	27,897,925
Distributions to shareholders:
Class A	(3,133,054)	(5,433,634)
Class C	(70,127)	(172,920)
Class S	(5,183,599)	(10,738,556)
Institutional Class	(2,247,222)	(4,141,076)
Total distributions	(10,634,002)	(20,486,186)
Fund share transactions:
Proceeds from shares sold	64,871,262	111,960,244
Reinvestment of distributions	9,006,156	17,341,866
Payments for shares redeemed	(66,400,837)	(177,426,819)
Net increase (decrease) in net assets from Fund share transactions	7,476,581	(48,124,709)
Increase (decrease) in net assets	29,547,242	(40,712,970)
Net assets at beginning of period	479,336,252	520,049,222
Net assets at end of period	$508,883,494	$479,336,252

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	25

Financial Highlights
DWS Strategic High Yield Tax-Free Fund — Class A
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.45	$10.24	$11.02	$12.59	$11.37	$12.13
Income (loss) from investment operations:
Net investment income	.23	.42	.41	.39	.42	.45
Net realized and unrealized gain (loss)	.47	.21	(.78 )	(1.57)	1.23	(.77 )
Total from investment operations	.70	.63	(.37 )	(1.18)	1.65	(.32 )
Less distributions from:
Net investment income	(.22 )	(.42 )	(.40 )	(.39 )	(.42 )	(.44 )
Net realized gains	—	(.00 )*	(.01 )	(.00 )*	(.01 )	(.00 )*
Total distributions	(.22 )	(.42 )	(.41 )	(.39 )	(.43 )	(.44 )
Net asset value, end of period	$10.93	$10.45	$10.24	$11.02	$12.59	$11.37
Total Return (%)[a,b]	6.76 **	6.33	(3.27)	(9.55)	14.56	(2.74)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	156	145	137	182	216	181
Ratio of expenses before expense reductions (including interest expense) (%)	.92 ***	.92	.95 [c]	.90 [c]	.90 [c]	.95 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	.84 ***	.83	.89 [c]	.87 [c]	.87 [c]	.91 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.84 ***	.83	.85	.84	.84	.85
Ratio of net investment income (%)	4.21 ***	4.19	3.97	3.21	3.51	3.72
Portfolio turnover rate (%)	29 **	58	70	69	59	52

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic High Yield Tax-Free Fund

DWS Strategic High Yield Tax-Free Fund — Class C
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.46	$10.25	$11.03	$12.60	$11.38	$12.13
Income (loss) from investment operations:
Net investment income	.18	.35	.34	.30	.33	.36
Net realized and unrealized gain (loss)	.49	.20	(.79 )	(1.57)	1.22	(.76 )
Total from investment operations	.67	.55	(.45 )	(1.27)	1.55	(.40 )
Less distributions from:
Net investment income	(.18 )	(.34 )	(.32 )	(.30 )	(.32 )	(.35 )
Net realized gains	—	(.00 )*	(.01 )	(.00 )*	(.01 )	(.00 )*
Total distributions	(.18 )	(.34 )	(.33 )	(.30 )	(.33 )	(.35 )
Net asset value, end of period	$10.95	$10.46	$10.25	$11.03	$12.60	$11.38
Total Return (%)[a,b]	6.45 **	5.53	(4.00)	(10.22)	13.68	(3.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	6	9	14	33
Ratio of expenses before expense reductions (including interest expense) (%)	1.68 ***	1.69	1.71 [c]	1.66 [c]	1.66 [c]	1.71 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	1.58 ***	1.58	1.64 [c]	1.62 [c]	1.62 [c]	1.66 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.58 ***	1.58	1.60	1.59	1.59	1.60
Ratio of net investment income (%)	3.46 ***	3.44	3.22	2.46	2.77	2.97
Portfolio turnover rate (%)	29 **	58	70	69	59	52

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	27

DWS Strategic High Yield Tax-Free Fund — Class S
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.46	$10.25	$11.03	$12.60	$11.38	$12.14
Income (loss) from investment operations:
Net investment income	.24	.45	.44	.42	.45	.47
Net realized and unrealized gain (loss)	.48	.21	(.78 )	(1.57)	1.23	(.76 )
Total from investment operations	.72	.66	(.34 )	(1.15)	1.68	(.29 )
Less distributions from:
Net investment income	(.24 )	(.45 )	(.43 )	(.42 )	(.45 )	(.47 )
Net realized gains	—	(.00 )*	(.01 )	(.00 )*	(.01 )	(.00 )*
Total distributions	(.24 )	(.45 )	(.44 )	(.42 )	(.46 )	(.47 )
Net asset value, end of period	$10.94	$10.46	$10.25	$11.03	$12.60	$11.38
Total Return (%)[a]	6.89 **	6.60	(3.01)	(9.31)	14.83	(2.49)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	240	233	268	405	567	576
Ratio of expenses before expense reductions (including interest expense) (%)	.70 ***	.71	.74 [b]	.74 [b]	.73 [b]	.80 [b]
Ratio of expenses after expense reductions (including interest expense) (%)	.59 ***	.58	.64 [b]	.62 [b]	.62 [b]	.66 [b]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59 ***	.58	.60	.59	.59	.60
Ratio of net investment income (%)	4.46 ***	4.44	4.22	3.46	3.76	3.97
Portfolio turnover rate (%)	29 **	58	70	69	59	52

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic High Yield Tax-Free Fund

DWS Strategic High Yield Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.46	$10.25	$11.03	$12.60	$11.39	$12.14
Income (loss) from investment operations:
Net investment income	.24	.45	.44	.43	.45	.49
Net realized and unrealized gain (loss)	.49	.21	(.78 )	(1.58)	1.22	(.77 )
Total from investment operations	.73	.66	(.34 )	(1.15)	1.67	(.28 )
Less distributions from:
Net investment income	(.24 )	(.45 )	(.43 )	(.42 )	(.45 )	(.47 )
Net realized gains	—	(.00 )*	(.01 )	(.00 )*	(.01 )	(.00 )*
Total distributions	(.24 )	(.45 )	(.44 )	(.42 )	(.46 )	(.47 )
Net asset value, end of period	$10.95	$10.46	$10.25	$11.03	$12.60	$11.39
Total Return (%)[a]	6.98 **	6.61	(3.01)	(9.38)	14.82	(2.41)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	109	97	109	153	242	207
Ratio of expenses before expense reductions (including interest expense) (%)	.70 ***	.69	.69 [b]	.68 [b]	.68 [b]	.74 [b]
Ratio of expenses after expense reductions (including interest expense) (%)	.59 ***	.58	.64 [b]	.62 [b]	.62 [b]	.66 [b]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.59 ***	.58	.60	.59	.59	.60
Ratio of net investment income (%)	4.46 ***	4.43	4.23	3.46	3.76	3.97
Portfolio turnover rate (%)	29 **	58	70	69	59	52

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	29

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Strategic High Yield Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing

30	|	DWS Strategic High Yield Tax-Free Fund

Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to

DWS Strategic High Yield Tax-Free Fund	|	31

reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund may invest in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond Trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions, if any, as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the

32	|	DWS Strategic High Yield Tax-Free Fund

amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
The Fund did not invest in inverse floaters during the period.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2024, the Fund had net tax basis capital loss carryforwards of $139,010,070, including short-term losses ($111,601,119) and long-term losses ($27,408,951), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2024, the aggregate cost of investments for federal income tax purposes was $510,340,255. The net unrealized depreciation for all investments based on tax cost was $4,937,393. This consisted of

DWS Strategic High Yield Tax-Free Fund	|	33

aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $21,600,123 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $26,537,516.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, accretion of market discount on debt securities, premium amortization on debt securities and interest income on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

34	|	DWS Strategic High Yield Tax-Free Fund

B.
Purchases and Sales of Securities
During the six months ended November 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $154,566,951 and $140,953,485, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund’s average daily net assets	.455%
Next $200 million of such net assets	.405%
Next $500 million of such net assets	.380%
Next $500 million of such net assets	.360%
Next $500 million of such net assets	.350%
Over $2 billion of such net assets	.340%
Accordingly, for the six months ended November 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.435% of the Fund’s average daily net assets.
For the period from June 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.82%
Class C	1.57%
Class S	.57%
Institutional Class	.57%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

DWS Strategic High Yield Tax-Free Fund	|	35

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.86%
Class C	1.61%
Class S	.61%
Institutional Class	.61%
For the six months ended November 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$60,499
Class C	1,959
Class S	129,740
Institutional Class	56,798
$248,996
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2024, the Administration Fee was $241,744, of which $39,624 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2024
Class A	$3,003	$1,043
Class C	144	58
Class S	26,094	8,838
Institutional Class	290	103
	$29,531	$10,042
In addition, for the six months ended November 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services

36	|	DWS Strategic High Yield Tax-Free Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$55,800
Class C	1,632
Class S	98,976
Institutional Class	54,714
$211,122
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2024
Class C	$15,755	$2,565
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2024	Annualized Rate
Class A	$189,853	$63,621.25%
Class C	5,252	1,720.25%
	$195,105	$65,341
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2024 aggregated $282.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to

DWS Strategic High Yield Tax-Free Fund	|	37

1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2024, DDI received $6,570 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $791, of which $508 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2024, the Fund engaged in securities purchases of $38,420,000 and securities sales of $56,135,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective

38	|	DWS Strategic High Yield Tax-Free Fund

Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,761,421	$19,059,440	4,222,811	$44,108,048
Class C	41,864	454,142	47,991	499,581
Class S	475,734	5,143,472	1,269,500	12,952,763
Institutional Class	3,701,909	40,214,208	5,239,769	54,399,852
		$64,871,262		$111,960,244
Shares issued to shareholders in reinvestment of distributions
Class A	263,152	$2,841,954	480,540	$4,960,808
Class C	6,078	65,711	15,976	164,787
Class S	381,326	4,120,820	862,386	8,903,002
Institutional Class	182,935	1,977,671	320,119	3,313,269
		$9,006,156		$17,341,866
Shares redeemed
Class A	(1,646,626)	$(17,865,456)	(4,178,884)	$(43,195,908)
Class C	(57,033)	(615,409)	(285,759)	(2,943,803)
Class S	(1,189,182)	(12,849,751)	(6,007,829)	(61,215,763)
Institutional Class	(3,247,934)	(35,070,221)	(6,914,501)	(70,071,345)
		$(66,400,837)		$(177,426,819)
Net increase (decrease)
Class A	377,947	$4,035,938	524,467	$5,872,948
Class C	(9,091)	(95,556)	(221,792)	(2,279,435)
Class S	(332,122)	(3,585,459)	(3,875,943)	(39,359,998)
Institutional Class	636,910	7,121,658	(1,354,613)	(12,358,224)
		$7,476,581		$(48,124,709)

DWS Strategic High Yield Tax-Free Fund	|	39

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Strategic High Yield Tax-Free Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	187,721,532.682	4,621,680.230	0.000
Mary Schmid Daugherty	187,593,668.465	4,749,544.447	0.000
Keith R. Fox	186,792,778.750	5,550,434.162	0.000
Chad D. Perry	187,889,220.102	4,453,992.810	0.000
Rebecca W. Rimel	186,614,096.159	5,729,116.753	0.000
Catherine Schrand	187,640,391.505	4,702,821.407	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

40	|	DWS Strategic High Yield Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Strategic High Yield Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Strategic High Yield Tax-Free Fund	|	41

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

42	|	DWS Strategic High Yield Tax-Free Fund

December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Strategic High Yield Tax-Free Fund	|	43

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSHYTFF-BFE2024

44	|	DWS Strategic High Yield Tax-Free Fund

DSHYTFF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2025